Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AB PORTFOLIOS
Prospectus Date	rr_ProspectusDate	Dec. 30, 2016
Supplement [Text Block]	abp_SupplementTextBlock	AB WEALTH STRATEGIES ("Wealth Strategies")
- AB Wealth Appreciation Strategy
- AB Balanced Wealth Strategy
- AB Conservative Wealth Strategy
- AB Tax-Managed Wealth Appreciation Strategy
- AB Tax-Managed Balanced Wealth Strategy

Each of the funds listed above is hereinafter referred to as a "Fund" or, collectively, the "Funds".
-----------------------------------------------------------------------------------------------------------------

Supplement dated April 10, 2017 to the following Prospectuses and Summary Prospectuses, as amended:

Prospectus                                 Date
-------------                                 ------

Wealth Strategies                    December 30, 2016

                                          * * * * *

For each Fund, the third sentence of the introductory paragraph in the section "Summary Information--Fees and Expenses of the [Fund/Strategy/Portfolio]" is revised to also include reference to "Appendix [B/C]--Financial Intermediary Waivers".

For each Fund, the footnote reading "For Class C shares, the CDSC is 0% after the first year" in the section "Fees and Expenses of the [Fund/Strategy/Portfolio]--Annual [Fund/Strategy/Portfolio] Operating Expenses" is replaced by the following:

For Class C shares, the CDSC is 0% after the first year. Class C shares automatically convert to Class A shares after ten years.
AB Wealth Appreciation Strategy
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	abp_SupplementTextBlock	AB WEALTH STRATEGIES ("Wealth Strategies")
- AB Wealth Appreciation Strategy

Each of the funds listed above is hereinafter referred to as a "Fund" or, collectively, the "Funds".
-----------------------------------------------------------------------------------------------------------------

Supplement dated April 10, 2017 to the following Prospectuses and Summary Prospectuses, as amended:

Prospectus                                 Date
-------------                                 ------

Wealth Strategies                    December 30, 2016

                                          * * * * *

For each Fund, the third sentence of the introductory paragraph in the section "Summary Information--Fees and Expenses of the [Fund/Strategy/Portfolio]" is revised to also include reference to "Appendix [B/C]--Financial Intermediary Waivers".

For each Fund, the footnote reading "For Class C shares, the CDSC is 0% after the first year" in the section "Fees and Expenses of the [Fund/Strategy/Portfolio]--Annual [Fund/Strategy/Portfolio] Operating Expenses" is replaced by the following:

For Class C shares, the CDSC is 0% after the first year. Class C shares automatically convert to Class A shares after ten years.
AB Balanced Wealth Strategy
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	abp_SupplementTextBlock	AB WEALTH STRATEGIES ("Wealth Strategies")
- AB Balanced Wealth Strategy

Each of the funds listed above is hereinafter referred to as a "Fund" or, collectively, the "Funds".
-----------------------------------------------------------------------------------------------------------------

Supplement dated April 10, 2017 to the following Prospectuses and Summary Prospectuses, as amended:

Prospectus                                 Date
-------------                                 ------

Wealth Strategies                    December 30, 2016

                                          * * * * *

For each Fund, the third sentence of the introductory paragraph in the section "Summary Information--Fees and Expenses of the [Fund/Strategy/Portfolio]" is revised to also include reference to "Appendix [B/C]--Financial Intermediary Waivers".

For each Fund, the footnote reading "For Class C shares, the CDSC is 0% after the first year" in the section "Fees and Expenses of the [Fund/Strategy/Portfolio]--Annual [Fund/Strategy/Portfolio] Operating Expenses" is replaced by the following:

For Class C shares, the CDSC is 0% after the first year. Class C shares automatically convert to Class A shares after ten years.
AB Conservative Wealth Strategy
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	abp_SupplementTextBlock	AB WEALTH STRATEGIES ("Wealth Strategies")
- AB Conservative Wealth Strategy

Each of the funds listed above is hereinafter referred to as a "Fund" or, collectively, the "Funds".
-----------------------------------------------------------------------------------------------------------------

Supplement dated April 10, 2017 to the following Prospectuses and Summary Prospectuses, as amended:

Prospectus                                 Date
-------------                                 ------

Wealth Strategies                    December 30, 2016

                                          * * * * *

For each Fund, the third sentence of the introductory paragraph in the section "Summary Information--Fees and Expenses of the [Fund/Strategy/Portfolio]" is revised to also include reference to "Appendix [B/C]--Financial Intermediary Waivers".

For each Fund, the footnote reading "For Class C shares, the CDSC is 0% after the first year" in the section "Fees and Expenses of the [Fund/Strategy/Portfolio]--Annual [Fund/Strategy/Portfolio] Operating Expenses" is replaced by the following:

For Class C shares, the CDSC is 0% after the first year. Class C shares automatically convert to Class A shares after ten years.
AB Tax-Managed Wealth Appreciation Strategy
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	abp_SupplementTextBlock	AB WEALTH STRATEGIES ("Wealth Strategies")
- AB Tax-Managed Wealth Appreciation Strategy

Each of the funds listed above is hereinafter referred to as a "Fund" or, collectively, the "Funds".
-----------------------------------------------------------------------------------------------------------------

Supplement dated April 10, 2017 to the following Prospectuses and Summary Prospectuses, as amended:

Prospectus                                 Date
-------------                                 ------

Wealth Strategies                    December 30, 2016

                                          * * * * *

For each Fund, the third sentence of the introductory paragraph in the section "Summary Information--Fees and Expenses of the [Fund/Strategy/Portfolio]" is revised to also include reference to "Appendix [B/C]--Financial Intermediary Waivers".

For each Fund, the footnote reading "For Class C shares, the CDSC is 0% after the first year" in the section "Fees and Expenses of the [Fund/Strategy/Portfolio]--Annual [Fund/Strategy/Portfolio] Operating Expenses" is replaced by the following:

For Class C shares, the CDSC is 0% after the first year. Class C shares automatically convert to Class A shares after ten years.
AB Tax-Managed Balanced Wealth Strategy
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	abp_SupplementTextBlock	AB WEALTH STRATEGIES ("Wealth Strategies")
- AB Tax-Managed Balanced Wealth Strategy

Each of the funds listed above is hereinafter referred to as a "Fund" or, collectively, the "Funds".
-----------------------------------------------------------------------------------------------------------------

Supplement dated April 10, 2017 to the following Prospectuses and Summary Prospectuses, as amended:

Prospectus                                 Date
-------------                                 ------

Wealth Strategies                    December 30, 2016

                                          * * * * *

For each Fund, the third sentence of the introductory paragraph in the section "Summary Information--Fees and Expenses of the [Fund/Strategy/Portfolio]" is revised to also include reference to "Appendix [B/C]--Financial Intermediary Waivers".

For each Fund, the footnote reading "For Class C shares, the CDSC is 0% after the first year" in the section "Fees and Expenses of the [Fund/Strategy/Portfolio]--Annual [Fund/Strategy/Portfolio] Operating Expenses" is replaced by the following:

For Class C shares, the CDSC is 0% after the first year. Class C shares automatically convert to Class A shares after ten years.